Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	December 31, 2021 $	December 31, 2020 $
Revolving Credit Facilities due through December 2024	271,167	185,000
Senior Notes (9.25%) due November 2022	243,395	243,395
Convertible Senior Notes (5%) due January 2023	112,184	112,184
U.S. Dollar-denominated Term Loan due through August 2023	53,339	64,568
Total principal	680,085	605,147
Less: unamortized discount and debt issuance costs	(8,605)	(22,253)
Total debt	671,480	582,894
Less: current portion	(255,306)	(10,858)
Long-term portion	416,174	572,036